Property, plant and equipment (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Property, plant, and equipment
Beginning Balance	$ 90,076,526
Ending Balance	96,760,471
Cost [member]
Property, plant, and equipment
Beginning Balance	140,900,774
Additions/capitalizations	5,259,905
Abandonment cost update (Note 23)	(137,525)
Capitalized financial interests	129,050
Exchange differences capitalized	1,129
Disposals	(726,883)
(Decrease) increase related to business combination (Note 12)	(153,558)
Effect of adopting new standards	18,013
Foreign currency translation	9,077,238
Reclassifications/transfers	(561,690)
Ending Balance	153,806,453
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(50,824,248)
Disposals	673,548
Foreign currency translation	(3,226,763)
Reclassifications/transfers	515,624
Depreciation expense	(4,178,627)
Impairment loss (Note 18)	(5,516)
Ending Balance	(57,045,982)
Plant and equipment
Property, plant, and equipment
Beginning Balance	32,754,006
Ending Balance	33,263,872
Plant and equipment | Cost [member]
Property, plant, and equipment
Beginning Balance	57,452,843
Additions/capitalizations	1,634,109
Abandonment cost update (Note 23)	0
Capitalized financial interests	47,256
Exchange differences capitalized	413
Disposals	(472,252)
(Decrease) increase related to business combination (Note 12)	0
Effect of adopting new standards	0
Foreign currency translation	5,328,047
Reclassifications/transfers	(3,725,364)
Ending Balance	60,265,052
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(24,698,837)
Disposals	456,383
Foreign currency translation	(2,015,610)
Reclassifications/transfers	1,307,058
Depreciation expense	(2,048,209)
Impairment loss (Note 18)	(1,965)
Ending Balance	(27,001,180)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	35,737,581
Ending Balance	36,896,447
Pipelines, networks and lines | Cost [member]
Property, plant, and equipment
Beginning Balance	55,402,633
Additions/capitalizations	858,368
Abandonment cost update (Note 23)	(137,525)
Capitalized financial interests	17,463
Exchange differences capitalized	153
Disposals	(175,679)
(Decrease) increase related to business combination (Note 12)	(176,451)
Effect of adopting new standards	0
Foreign currency translation	2,639,349
Reclassifications/transfers	722,699
Ending Balance	59,151,010
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(19,665,052)
Disposals	159,015
Foreign currency translation	(989,196)
Reclassifications/transfers	(35,315)
Depreciation expense	(1,724,015)
Impairment loss (Note 18)	0
Ending Balance	(22,254,563)
Work in progress
Property, plant, and equipment
Beginning Balance	9,286,514
Ending Balance	11,213,256
Work in progress | Cost [member]
Property, plant, and equipment
Beginning Balance	10,566,114
Additions/capitalizations	2,399,373
Abandonment cost update (Note 23)	0
Capitalized financial interests	57,034
Exchange differences capitalized	499
Disposals	(10,461)
(Decrease) increase related to business combination (Note 12)	0
Effect of adopting new standards	18,013
Foreign currency translation	251,649
Reclassifications/transfers	(794,664)
Ending Balance	12,487,557
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,279,600)
Disposals	0
Foreign currency translation	(1,705)
Reclassifications/transfers	7,004
Depreciation expense	0
Impairment loss (Note 18)	0
Ending Balance	(1,274,301)
Buildings
Property, plant, and equipment
Beginning Balance	5,600,974
Ending Balance	8,410,520
Buildings | Cost [member]
Property, plant, and equipment
Beginning Balance	9,660,227
Additions/capitalizations	267,638
Abandonment cost update (Note 23)	0
Capitalized financial interests	5,580
Exchange differences capitalized	49
Disposals	(39,234)
(Decrease) increase related to business combination (Note 12)	37,542
Effect of adopting new standards	0
Foreign currency translation	408,531
Reclassifications/transfers	3,275,900
Ending Balance	13,616,233
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(4,059,253)
Disposals	34,151
Foreign currency translation	(126,549)
Reclassifications/transfers	(762,361)
Depreciation expense	(288,150)
Impairment loss (Note 18)	(3,551)
Ending Balance	(5,205,713)
Lands
Property, plant, and equipment
Beginning Balance	4,732,686
Ending Balance	4,999,021
Lands | Cost [member]
Property, plant, and equipment
Beginning Balance	4,800,297
Additions/capitalizations	3,021
Abandonment cost update (Note 23)	0
Capitalized financial interests	115
Exchange differences capitalized	1
Disposals	(30)
(Decrease) increase related to business combination (Note 12)	(14,649)
Effect of adopting new standards	0
Foreign currency translation	288,802
Reclassifications/transfers	(4,872)
Ending Balance	5,072,685
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(67,611)
Disposals	0
Foreign currency translation	(6,053)
Reclassifications/transfers	0
Depreciation expense	0
Impairment loss (Note 18)	0
Ending Balance	(73,664)
Others
Property, plant, and equipment
Beginning Balance	1,964,765
Ending Balance	1,977,355
Others | Cost [member]
Property, plant, and equipment
Beginning Balance	3,018,660
Additions/capitalizations	97,396
Abandonment cost update (Note 23)	0
Capitalized financial interests	1,602
Exchange differences capitalized	14
Disposals	(29,227)
(Decrease) increase related to business combination (Note 12)	0
Effect of adopting new standards	0
Foreign currency translation	160,860
Reclassifications/transfers	(35,389)
Ending Balance	3,213,916
Others | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,053,895)
Disposals	23,999
Foreign currency translation	(87,650)
Reclassifications/transfers	(762)
Depreciation expense	(118,253)
Impairment loss (Note 18)	0
Ending Balance	$ (1,236,561)